                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------------
This Amendment:  (Check only one:): [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Cascade Investment, L.L.C.
           --------------------------
Address:   2365 Carillon Point
           --------------------------
           Kirkland, WA 98033
           --------------------------

Form 13F File number: 28-05149
                     ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
           --------------------------
Title:     Business Manager
           --------------------------
Phone:     (425) 889-7900
           --------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson             Kirkland, Washington            May 15, 2006
-------------------            --------------------            ------------
     [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                         ---
Form 13F Information Table Entry Value:  12
                                         ---
Form 13F Information Table Value Total:  $ 3,620,636
                                         -----------
                                         (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported most recently prior to March 31, 2006, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable issuer. Such number is not necessarily the number of shares actually held as of March 31, 2006. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of March 31, 2006.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2006.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson

                           FORM 13F INFORMATION TABLE
                            AS OF MARCH 31, 2006 (1)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         AMOUNT AND TYPE                        VOTING AUTHORITY
                                                                           OF SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP      VALUE (2) SHARES/PRN   SH/ INVESTMENT   OTHER   SOLE    SHARED  NONE
                                                               (X1000)    AMOUNT    PRN  DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
    BERKSHIRE HATHAWAY INC DEL             CL A  084670108  $  365,918       4,050   SH       OTHER     1               4,050
-----------------------------------------------------------------------------------------------------------------------------------
           CANADIAN NATL RY CO              COM  136375102  $1,399,369  30,904,800   SH       OTHER     1          30,904,800
-----------------------------------------------------------------------------------------------------------------------------------
     FISHER COMMUNICATIONS INC              COM  337756209  $   20,393     455,700   SH       OTHER     1             455,700
-----------------------------------------------------------------------------------------------------------------------------------
        FOUR SEASONS HOTEL INC       LTD VTG SH  35100E104  $   31,457     620,450   SH       OTHER     1             620,450
-----------------------------------------------------------------------------------------------------------------------------------
       GRUPO TELEVISA SA DE CV   SP ADR REP ORD  40049J206  $  386,840  19,439,200   SH       OTHER     1          19,439,200
-----------------------------------------------------------------------------------------------------------------------------------
           NEXTEL PARTNERS INC             CL A  65333F107  $  247,099   8,725,236   SH       OTHER     1           8,725,236
-----------------------------------------------------------------------------------------------------------------------------------
               OTTER TAIL CORP              COM  689648103  $   73,346   2,556,499   SH       OTHER     1           2,556,499
-----------------------------------------------------------------------------------------------------------------------------------
                   PNM RES INC              COM  69349H107  $  159,077   6,519,550   SH       OTHER     1           6,519,550
-----------------------------------------------------------------------------------------------------------------------------------
             REPUBLIC SVCS INC              COM  760759100  $  770,634  18,128,301   SH       OTHER     1          18,128,301
-----------------------------------------------------------------------------------------------------------------------------------
                 SIX FLAGS INC              COM  83001P109  $  103,944  10,210,600   SH       OTHER     1          10,210,600
-----------------------------------------------------------------------------------------------------------------------------------
  WESTERN ASSET CLAYMORE US TR   COM SH BEN INT  95766Q106  $   23,025   2,030,400   SH       OTHER     1           2,030,400
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET/CLYMRE US TR INF              COM  95766R104  $   39,534   3,437,700   SH       OTHER     1           3,437,700
-----------------------------------------------------------------------------------------------------------------------------------